Derivative Financial Instruments (Schedule Of Derivative Instruments Not Designated As Hedging Instruments) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) (before tax) Recognized in Net Income	¥ 2,222	¥ 3,035	¥ (1,354)
Foreign Exchange Contracts | Foreign Exchange Gain (Loss)-Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) (before tax) Recognized in Net Income	(373)	2,659	1,346
Cross-Currency Swap Contracts | Foreign Exchange Gain (Loss)-Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) (before tax) Recognized in Net Income	55
Interest Rate Swap Contracts | Other-Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) (before tax) Recognized in Net Income	(104)	32	(175)
Cross-Currency Interest Rate Swap Contracts | Other-Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) (before tax) Recognized in Net Income	¥ 2,644	¥ 344	¥ (2,525)